Accounts Receivable, Net	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is analyzed as follows:

	As of March 31,
	2020	2021
	$	$
Accounts receivable	2,008	973
Less: expected credit loss provision	-	-
	2,008	973

Details of the movements of the expected credit loss provision are as follows:

Year ended March 31,
	2019	2020	2021
	$	$	$
At beginning of year	-	-	-
Provision for the year	-	-	-
At end of year	-	-	-